Borrowings	12 Months Ended
Mar. 31, 2024
Borrowings [Abstract]
BORROWINGS

NOTE 11 – BORROWINGS

Short-term borrowings consisted of the following:

	Maturity	Interest Rate	March 31, 2024	March 31, 2023

Syndicated Loans (1)	December, 2024	TIBOR^(3M)+0.70% - TIBOR (1M)+1.20%	$51,912,050	$60,636,412
Resona Bank (2)	December, 2024	1.725%	1,322,600	-
Total short-term borrowings			$53,234,650	$60,636,412

The terms of the various loan agreements related to short-term borrowings contain certain restrictive covenants which, among other things, require the Company to maintain specified ratios of debt to tangible net assets and debt service coverage, and positive net income. The terms also prohibit the Company from entering into transactions that may have a significant adverse impact on the Company’s ability to fulfil its loan obligations, including but not limited to, reorganization of the Company or its subsidiaries, transferring part or all of the Company’s business or assets to third parties, or receiving part or all of business or assets from other third-party companies. Although the Company incurred a net loss in the fiscal year ended March 31, 2023, the Company did not receive any notices from banks, such as notices of terminating its ability to borrow under the relevant agreements and notices of accelerating its obligations to repay outstanding borrowings. The financial performance of the Company has improved during the fiscal year ended March 31, 2024, and the Company was in compliance with such covenants as of the March 31, 2024.

^	TIBOR is an acronym for the Tokyo Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Japanese interbank market.

(1)	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan on a three-month basis for an additional six months with a maturity date on March 29, 2024, and the interest rate was adjusted to TIBOR (1M)+1.20%. In March 2024, the Company repaid ¥300.0 million, and the Company extended the loan for additional three months with a maturity date on June 28, 2024, subsequently, extended the loan for additional six months with a maturity date on December 30, 2024, and the interest rate remained at TIBOR (1M)+1.20%. As of March 31, 2024, the total outstanding balance of this loan was approximately ¥7.85 billion (approximately $51.9 million). The syndicated loan is guaranteed by Mr. Kanayama.

(2)	The loan is guaranteed by Mr. Kanayama. The Company extended the loan for additional six months with a maturity date on December 30, 2024.

Long-term borrowings consisted of the following:

	Maturity	Interest Rate	March 31, 2024	March 31, 2023

Toei Shinkin Bank (1)	December 2053	1.10%	$-	$1,981,520
Japan Finance Corporation (2)	December 2024 - April 2025	0.71% - 4.25%	1,247,735	1,665,007
BOT Lease Co., Ltd. (3)	March 2028	TIBOR (3M) + 6.0%	1,322,600	1,503,800
MUFG Bank (4)	August 2026	TIBOR (3M) + 0.8%	4,166,190	5,210,667
Tokyo Higashi Shinkin Bank	July 2026	2.0%	-	100,153
The Hongkong and Shanghai Banking Corporation Limited (5)	June 2023 – February 2033	2.750% - 3.625%	424,126	619,032
DFL-Shutoken Leasing (Hong Kong) Company Limited	March 2024 – October 2025	2.990%	207,105	518,731
Resona Merchant Bank Asia Limited (6)	No maturity date	1.2%	-	1,510,934
Total long-term borrowings			$7,367,756	$13,109,844

Current portion of long-term borrowings			$1,730,796	$2,783,445

Non-current portion of long-term borrowings			$5,636,960	$10,326,399

(1)	Guaranteed by Mr. Kanayama. The loan was fully repaid during the fiscal year ended March 31, 2024 before maturity.

(2)	The Company extended the loan for additional six months with a maturity date on December 31, 2024.

(3)	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).

(4)	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.2 million) as of March 31, 2024 as collateral to safeguard the loan.

(5)	Guaranteed by Mr. Kanayama.

(6)	On September 27, 2022, TLS entered into a revolving credit facility agreement with Resona Merchant Bank Asia Limited for an aggregated credit line of ¥200 million, with no specific maturity date. The loan was fully repaid during the fiscal year ended March 31, 2024.

The future maturities of long-term borrowings as of March 31, 2024 were as follows:

12 months ending March 31,
2025	$1,730,796
2026	676,336
2027	3,372,731
2028	1,363,742
2029	42,552
Thereafter	181,599
Total long-term borrowings	$7,367,756

For the above-mentioned short-term and long-term loans, the Company recorded interest expenses of $1,588,395, $2,388,870 and $2,951,406 for the fiscal years ended March 31, 2024, 2023, and 2022, respectively. The annual weighted average interest rates were 1.19%, 1.49% and 1.59% for the fiscal years ended March 31, 2024, 2023, and 2022, respectively.